Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 47,769	$ 48,527
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	3,483	9,833
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	42,192	38,694
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 2,094	$ 0